Revenue Recognition	3 Months Ended
Mar. 31, 2019
Revenue Recognition [Abstract]
Revenue Recognition

6.	Revenue Recognition

Development Revenue

We earn revenue for performing tasks under research and development agreements with governmental agencies like BARDA which is outside of the scope of the new revenue recognition guidance. Revenues derived from reimbursement of direct out-of-pocket expenses for research costs associated with government contracts are recorded as government contracts and other within development revenues.  Government contract revenue is recorded at the gross amount of the reimbursement. The costs associated with these reimbursements are reflected as a component of research and development expense in our statements of operations. We recognized $0.7 million in development revenue for the three months ended March 31, 2019, as compared to $0.9 million for the three months ended March 31, 2018.

Concentration of Significant Customers

After the sale of our Cell Therapy business, BARDA accounted for 100% of our revenue from continuing operations which are recognized for the three months ended March 31, 2019 and March 31, 2018 and accounted for 100% of total outstanding accounts receivable presented in the accompanying consolidated financial statements.